Marketable Securities (Schedule Of Marketable Securities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 9,009	$ 3,719
Gross unrealized gains	475	349
Fair Value	9,484	4,068
Corporate Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		204
Gross unrealized gains		99
Fair Value		303
Government Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	9,009	3,515
Gross unrealized gains	475	250
Fair Value	$ 9,484	$ 3,765